Stock-Based Compensation	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation
12. Stock-Based Compensation
2017 Stock Plan
In July 2017, the Company adopted the 2017 Stock Plan. Under the 2017 Stock Plan, the Board of Directors may grant awards, including incentive stock options, non-statutory
stock options, stock appreciation rights, restricted stock awards, RSU awards, and other stock awards to employees, directors, and consultants. As of December 31, 2020 and 2019, the number of authorized shares of common stock the Company may issue under the 2017 Stock Plan is 37,811,472 and 29,560,363, respectively.

Under the 2017 Stock Plan, stock options and stock appreciation rights are granted at exercise prices determined by the Board of Directors and may not be less than 100% of the estimated fair market value of the common stock on the grant date. Incentive stock options granted to any stockholders holding 10% or more of the Company’s equity cannot be granted with an exercise price of less than 110% of the estimated fair market value of the common stock on the grant date and such option is not exercisable after five years from the grant date.
Options and RSUs for new employees under the 2017 Stock Plan generally vest over four years, with 25% vesting one year after the vesting commencement date and then 1/48th of the total grant vesting monthly thereafter. Additional options and RSUs granted to current employees generally vest 1/48th of the total grant monthly over four years. Options granted are exercisable within a period not exceeding ten years from the grant date. Under the 2017 Stock Plan, an option may include a provision whereby the option holder may elect to exercise the option prior to the full vesting of the option.
As of December 31, 2020 and 2019, there were 926,665 and 3,246,552 shares, respectively, available for the Company to grant under the 2017 Stock Plan.
Stock Options
On June 17, 2020, the Board of Directors approved three grants for a total of 6,492,279 stock options to the CEO of the Company, under the 2017 Stock Plan. The stock options under the three grants have an exercise price of $2.43 per share of Class A common stock and are equity classified. The first grant of 1,623,070 stock options will vest ratably on a monthly basis over the four-year service period following the vesting commencement date of March 13, 2020 and has a contractual expiration term ten years from the date of grant. The grant-date fair value of $4.0 million was measured using the BSM option-pricing model and stock-based
compensation expense is recognized ratably over the service period. The second and third grants (collectively, the performance stock options) for 3,246,139 and 1,623,070 stock options, respectively, will vest, on a condition of continuous service, upon either (i) an acquisition of the Company with per share consideration equal to at least $22.99 and $38.31, respectively, or (ii) a per share price on a public stock exchange that is at least equal to $22.99 and $38.31, respectively. The performance stock options have a contractual expiration term ten years from the date of grant. The grant-date fair value of $16.6 million was measured using a Monte Carlo simulation model and this unrecognized stock-based compensation expense will be recognized when it is probable that either of the performance criteria will be achieved. As of December 31, 2020, no compensation expense was recognized for the performance stock options since the liquidity event performance condition was not met.
The grant-date fair value of the Company’s stock options, excluding performance stock options, granted to employees and nonemployees, was estimated using the following weighted average assumptions:

	Year Ended December 31
	2020	2019

Expected term (in years)	5.94	5.98
Expected volatility	62.25%	59.68%
Risk-free interest rate	0.45%	2.23%
Expected dividend yield	0.00%	0.00%
Option activity under the 2017 Stock Plan, excluding performance stock options described above, is as follows (in thousands, except for weighted average exercise price and weighted average contractual term in years):

			Weighted
			Average
		Weighted	Contractual
		Average	Period	Aggregate
	Shares	Exercise Price	(in Years)	Intrinsic Value

Outstanding at December 31, 2019	11,565	$0.91
Granted	5,117	4.66
Exercised (including early exercised options vested during the period)	(3,705)	0.53
Forfeited and expired	(992)	1.75
Outstanding at December 31, 2020	11,985	2.57	8.50	$131,770

Vested as of December 31, 2020	4,583	1.13	7.82	56,952

Exercisable as of December 31, 2020	11,393	2.57	8.52	125,347

The weighted average grant-date fair value of options granted for the years ended December 31, 2020 and 2019, was $3.49 per share and $1.10 per share, respectively. The intrinsic value of vested options exercised for the years ended December 31, 2020 and 2019, was $0.7 million and $0.3 million, respectively.
As of December 31, 2020 and 2019, there was $19.0 million and $7.2 million, respectively, of unrecognized stock-based compensation related to unvested stock options excluding performance awards, which is expected to be recognized over a weighted average period of 2.75 years and 2.15 years, respectively.
The cash flows resulting from the tax benefits for tax deductions resulting from the exercise of stock options in excess of the compensation expense recorded for those options (excess tax benefits) are classified as a cash flows from financing activities. Due to a full valuation allowance on deferred tax assets, the Company did not recognize any tax benefit from stock options exercises for the years ended December 31, 2020 or 2019.
Early Exercise of Common Stock Options
– The Company issues shares upon the early exercise of common stock options. The unvested shares are subject to the Company’s repurchase right at the lower of the fair market value of the shares of common stock on the date of repurchase or their original purchase price. The proceeds from cash exercises prior to vesting are initially recorded as a deposit liability from the early exercise of stock options and recorded within accrued liabilities on the consolidated balance sheets and reclassified to additional paid-in
capital as the Company’s repurchase right lapses.
Excluded from both shares exercised and exercisable are 455,717 and 4,570,764 unvested shares that relate to the early exercise of stock options as of December 31, 2020 and 2019, respectively. These unvested shares include 421,827 and 4,341,866 shares from early-exercised options through the issuance of related-party promissory notes as of December 31, 2020 and 2019, respectively, and 33,889 and 228,897 unvested shares from cash exercises as of December 31, 2020 and 2019, respectively. Refer to Note 15 –
Related-Party
Transactions for further details on the related-party promissory notes. For the years ended December 31, 2020 and 2019, 85,594 and 7,138 shares of unvested Class A common stock were repurchased for less than $0.1 million in each year, respectively.
The options outstanding and exercisable as of December 31, 2020, have been aggregated into ranges for additional disclosure as follows (in thousands, except weighted average remaining contractual life and exercise price):

		Options Outstanding	Options Exercisable

		Weighted		Weighted
		Average		Average
		Remaining		Remaining
Exercise Price	Shares	Contractual Life (in Years)	Shares	Contractual Life (in Years)

$0.06	921	6.88	693	6.89
0.40	2,533	7.24	2,521	7.24
1.55	259	7.80	183	7.84
1.75	3,305	8.38	3,168	8.36
2.43	3,324	9.35	3,320	9.35
8.90	117	9.80	1	9.80
9.37	4	9.86	—	—
9.41	1,522	9.97	1,507	9.97

	11,985		11,393

RSUs
RSU activity under the 2017 Stock Plan is as follows (in thousands, except for weighted average fair value):

		Weighted Average
	Shares	Fair Value

Outstanding at December 31, 2019	—	—
Granted	1,545	$11.24
Vested	—	—
Forfeited and expired	(14)	9.21

Outstanding at December 31, 2020	1,531	11.26

All RSUs are subject to achievement of a liquidity event which includes (i) an initial public offering, (ii) a business combination transaction or (iii) a sale event as defined by the 2017 Stock Plan. As of December 31, 2020, no compensation expense was recognized since the liquidity event performance condition was not met and $17.3 million of unrecognized stock-based compensation expense related to unvested RSUs is expected to be recognized over a weighted average period of 4.01 years.

Excluded from the table above is a grant for 45,297 RSUs that were awarded to a non-executive
officer on December 23, 2020. These RSUs have a
grant-date
fair value of $12.21 per share of Class A common stock and vest upon meeting certain revenue targets from the sale of specific products in addition to achieving a liquidity event. The non-executive
officer is required to be employed at the time the revenue targets are achieved in order to receive the awards, but the awards are not subject to any other service condition.
Vendor Warrants
Included in stock-based compensation expense is expense for issuance of Class A common stock warrants to nonemployees in connection with vendor service arrangements. Warrant activity is as follows (in thousands, except for weighted average exercise price and weighted average contractual term in years):

			Weighted
		Weighted	Average
		Average	Contractual	Aggregate
	Shares	Exercise Price	Term (in Years)	Intrinsic Value

Outstanding at December 31, 2019	1,432,954	$1.37
Exercised	(589,872)	0.82
Outstanding at December 31, 2020	843,082	1.75	7.01	$9,957

Exercisable as of December 31, 2020	426,980	1.75	7.01	5,043

The weighted average grant-date fair value of vendor warrants for the years ended December 31, 2019, was $1.37 per share. There were no vendor warrant grants for year ended December 31, 2020.
As of December 31, 2020 and 2019, there was $0.6 million and $1.3 million, respectively, of unrecognized stock-based compensation related to unvested vendor warrants, which is expected to be recognized over a weighted average period of 0.73 years and 1.73 years, respectively.
Stock-Based Compensation Expense
The following table summarizes stock-based compensation expense for employees and nonemployees, by category, on the consolidated statements of operations and comprehensive loss (in thousands):

	Year Ended December 31,
	2020	2019

Marketing	$1,172	$571
Selling, general, and administrative	4,659	7,457

Total stock-based compensation expense	$5,831	$8,028